RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Expenses from related party transactions	$ 211,000	$ 174,000	$ 377,000
Lease expense	480,000	462,000	573,000
Revenues derived from a related party	74,000	101,000	103,000
C. Mer Industries Ltd. [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions	16,000	13,000	16,000
Revenues derived from a related party	29,000	0
Mr. Roger Challen [Member]
Related Party Transaction [Line Items]
Ownership interest	23.50%
Lease expense	56,000
Data Distributors Inc. [Member]
Related Party Transaction [Line Items]
Expenses from related party transactions	0	0	195,000
Mer & Co. (1982) Ltd. [Member]
Related Party Transaction [Line Items]
Revenues derived from a related party	$ 45,000